                     CLASS A, CLASS B, AND CLASS C SHARES OF

                             AIM GLOBAL TRENDS FUND

                    (A SERIES PORTFOLIO OF AIM SERIES TRUST)

                        Supplement dated October 1, 1999
        To the Statement of Additional Information dated August 27, 1999

The following replaces in its entirety the paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS -- OTHER INVESTMENT PRACTICES OF THE FUND
-- INVESTMENTS IN OTHER INVESTMENT COMPANIES" on page 6 of the Statement of Additional Information:

          "The Fund may invest in other investment companies to the extent permitted by the 1940 Act, rules and regulations thereunder, and any applicable exemptive orders granted by the SEC. To the extent that the Fund invests in such investment companies, the prices paid by the Fund and the proceeds to the Fund upon sale of the assets owned by such investment companies may reflect premiums above or discounts to the net asset value of the assets owned by such investment companies. Under an exemptive order granted by the SEC, the Fund is permitted to, and intends to, invest its cash (and cash collateral received in connection with the lending of portfolio securities) in shares of money market investment companies advised by AIM or its affiliates ("Affiliated Money Market Funds"), provided that those investments do not exceed 25% of the total assets of the Fund. In general, a purchase of investment company securities may result in the duplication of fees and expenses. With respect to the Fund's purchase of shares of Affiliated Money Market Funds, the Fund will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds."

The following replaces in its entirety the paragraphs appearing under the heading "INVESTMENT STRATEGIES AND RISKS -- PRIMARY INVESTMENT PRACTICES OF THE FUND -- TEMPORARY DEFENSIVE STRATEGIES" on page 10 of the Statement of Additional Information:

          "In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the Fund may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currency or multinational currency units), money market instruments, or high-quality debt securities. The Fund may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes. To the extent the Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives.

          Money market instruments in which the Fund may invest include, but are not limited to, United States government securities; high-grade commercial paper; bank certificates of deposit; bankers' acceptances and repurchase agreements related to any of the foregoing. "High-grade commercial paper" refers to commercial paper rated A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or P-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, determined by AIM to be of comparable quality."

The following is added as a new section before the heading "EXECUTION OF PORTFOLIO TRANSACTIONS -- PORTFOLIO TURNOVER" on page 33 of the Statement of Additional Information:

     "ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") SECURITIES TRANSACTIONS

          From time to time, certain of the mutual funds managed by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund may also be considered for purchase by one or more other AIM Funds. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

          AIM will determine the eligibility of each AIM Fund that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's investment objective, policies and strategies, the liquidity of the AIM Fund if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds in a manner designed to be fair and equitable for the eligible AIM Funds, and so that there is equal allocation of IPOs over the longer term. Where multiple funds are eligible, rotational participation may occur, based on the extent to which an AIM Fund has participated in previous IPOs as well as the size of the AIM Fund. Each eligible AIM Fund with an asset level of less than $500 million will be placed in one of three tiers, depending upon its asset level. The AIM Funds in the tier containing funds with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's net assets. This process continues until all of the AIM Funds in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds not receiving a full Allocation, the Allocation may be made only to certain AIM Funds so that each may receive close to or exactly 40 basis points.

          Any AIM Funds with substantially identical investment objectives and policies will participate in syndicates in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds will be placed. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund."

The following new paragraph is added after the third paragraph under the section entitled "INVESTMENT RESULTS -- PERFORMANCE INFORMATION" on page 63 of the Statement of Additional Information:

          "The Fund may participate in the IPO market, and a significant portion of the Fund's return may be attributable to its investment in IPOs, which have a magnified impact due to the Fund's small asset base. There is no guarantee that as the Fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs."


The following replaces in its entirety the table appearing under the heading "MANAGEMENT - TRUSTEES AND EXECUTIVE OFFICERS" on page 34 of the Statement of Additional Information:

-------------------------------------------------------------------------------------------------------------
                                POSITIONS HELD WITH
"NAME, ADDRESS AND AGE             REGISTRANT           PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
---------------------------     -------------------     -----------------------------------------------------
*ROBERT H. GRAHAM (52)           Trustee, Chairman      Director, President and Chief Executive Officer,
                                  of the Board and      A I M Management Group Inc.; Director and President,
                                     President          A I M Advisors Inc.; Advisors, Director and Senior Vice
                                                        President, A I M Capital Management, Inc., A I M
                                                        Distributors, Inc., A I M Fund Services, Inc. and
                                                        Fund Management Company; and Director, AMVESCAP PLC.

---------------------------     -------------------     -----------------------------------------------------
C. DEREK ANDERSON (58)               Trustee            President, Plantagenet Capital Management, LLC (an
220 Sansome Street                                      investment partnership); Chief Executive Officer,
Suite 400                                               Plantagenet Holdings, Ltd. (an investment banking
San Francisco, CA 94104                                 firm); Director, Anderson Capital Management, Inc.
                                                        since 1988; Director, Premium Wear, Inc. (formerly
                                                        Munsingwear, Inc.) (a casual apparel company); and
                                                        Director, 'R' Homes, Inc. and various other privately
                                                        owned companies.
-------------------------------------------------------------------------------------------------------------


----------------
     * A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

-------------------------------------------------------------------------------------------------------------
                                POSITIONS HELD WITH
"NAME, ADDRESS AND AGE             REGISTRANT           PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
---------------------------     -------------------     -----------------------------------------------------
FRANK S. BAYLEY (60)                 Trustee            Partner, law firm of Baker & McKenzie; Trustee, The
Two Embarcadero Center                                  Bradley Funds; and Director and Chairman, C. D.
Suite 2400                                              Stimson Company (a private investment company) and
San Francisco, CA 94111                                 Stimson Marina, Inc. (a subsidiary of C.D. Stimson
                                                        Co.).

---------------------------     -------------------     -----------------------------------------------------
RUTH H. QUIGLEY (64)                 Trustee            Private investor; and President, Quigley Friedlander &
1055 California Street                                  Co., Inc. (a financial advisory services firm) from
San Francisco, CA 94108                                 1984 to 1986.

---------------------------     -------------------     -----------------------------------------------------
MELVILLE B. COX (55)              Vice President        Vice President and Chief Compliance Officer, A I M
                                                        Advisors, Inc., A I M Capital Management, Inc., A I M
                                                        Distributors, Inc., A I M Fund Services, Inc. and Fund
                                                        Management Company.

---------------------------     -------------------     -----------------------------------------------------
GARY T. CRUM (52)                 Vice President        Director and President, A I M Capital Management,
                                                        Inc.; Director and Executive Vice President, A I M
                                                        Management Group Inc. and A I M Advisors, Inc.; and
                                                        Director, A I M Distributors, Inc. and AMVESCAP PLC.

---------------------------     -------------------     -----------------------------------------------------
CAROL F. RELIHAN (44)             Vice President        Director, Senior Vice President, General Counsel and
                                                        Secretary, A I M Advisors, Inc.; Senior Vice
                                                        President, General Counsel and Secretary, A I M
                                                        Management Group Inc.; Director, Vice President and
                                                        General Counsel, Fund Management Company; Vice
                                                        President and General Counsel, A I M Fund Services,
                                                        Inc.; and Vice President, A I M Capital Management,
                                                        Inc. and A I M Distributors, Inc.

---------------------------     -------------------     -----------------------------------------------------
                                 Vice President and     Assistant General Counsel and Assistant Secretary of
SAMUEL D. SIRKO (40)                 Secretary          A I M Management Group, Inc., A I M Capital
                                                        Management, Inc., A I M Distributors, Inc., A I M Fund
                                                        Services, Inc., and Fund Management Company; and Vice
                                                        President, Assistant General Counsel and Assistant
                                                        Secretary of  A I M Advisors, Inc.

---------------------------     -------------------     -----------------------------------------------------
DANA R. SUTTON (40)              Vice President and     Vice President and Fund Controller, A I M Advisors,
                                     Treasurer          Inc.; and Assistant Vice President and Assistant
                                                        Treasurer, Fund Management Company."

-------------------------------------------------------------------------------------------------------------